Accrued Expenses (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities Current [Abstract]
Accrued voyage expenses	$ 1,805	$ 1,526
Accrued loan interest	1,981	700
Accrued legal and professional fees	889	769
Accrued bonus	4,125	1,450
Total accrued expenses	$ 8,800	$ 4,445